Related Party Transactions (Details 1) - USD ($)		Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Other receivable		$ 268,183	$ 920
Other payable to:		149,969	30,971	173,854
Sheng-Chun Chang [Member]
Related Party Transaction [Line Items]
Other receivable	[1]	264,463
EESQAURE JP [Member]
Related Party Transaction [Line Items]
Other receivable	[2]	3,720	920
Bummy Wu [Member]
Related Party Transaction [Line Items]
Temporary deposit	[3]			100,067
WTL [Member]
Related Party Transaction [Line Items]
Short-term loan from WTL	[4]	2,119,669
WWI [Member]
Related Party Transaction [Line Items]
Lease liability - current to WWI	[5]	11,456	22,632
AATWIN [Member]
Related Party Transaction [Line Items]
Other payable to:	[6]	60,907
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	39,720	3,366	6,071
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	14,256	7,510	46,236
Y. Tristan Kuo [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	6,593	4,799	3,787
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	2,737		15,497
Others [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	$ 25,756	$ 15,296	$ 102,263

[1]	Represents temporary payment to Sheng-Chun Chang, fully received on April 1, 2020.
[2]	Represents receivable from EESQAURE due to Japan office sublease agreement on March 1, 2019. The monthly rent is ¥100,000 (approximately $920) and will be expired March 4, 2021.
[3]	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.
[4]	Represents short-term loan from WTL due to operation needs. The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. The Company has repaid $2.53M (NTD 76,000,000) of the outstanding loan amount as of July 6, 2020.
[5]	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.
[6]	Represents payable to AATWIN due to consulting agreement on January 1, 2019. The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.
[7]	Represents payable to employees as a result of regular operating activities.